Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fee and commission income:
Current accounts	£ 305	£ 322
Credit and debit card fees	344	460
Commercial banking and treasury fees	72	80
Private banking and asset management		37
Factoring	42	53
Other	191	241
Total fee and commission income	954	1,193
Fee and commission expense	(421)	(531)
Net fee and commission income	£ 533	£ 662